Corporate Information - Summary of Directly and Indirectly Held Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kaspi Pay LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Kaspi Shop LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Kaspi Travel LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Kolesa Group
Disclosure of subsidiaries [line items]
Ownership	39.76%
Magnum E-commerce Kazakhstan LLC
Disclosure of subsidiaries [line items]
Ownership	90.01%
Kaspi Bank JSC
Disclosure of subsidiaries [line items]
Ownership	98.95%	98.95%	98.95%
ARK Balance LLC
Disclosure of subsidiaries [line items]
Ownership	98.95%	98.95%	98.95%
Kaspi Office LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Kaspi Group JSC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Digital Classifieds LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Portmone Group
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%	100.00%
Kaspi Cloud LLC
Disclosure of subsidiaries [line items]
Ownership	100.00%	100.00%
Kaspi Office 2 LLC
Disclosure of subsidiaries [line items]
Ownership		100.00%